Consolidated Statements of Changes In Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Non-controlling Interest [Member]	Total
Balance at Jun. 30, 2017	$ 30,000	$ 1,625,306	$ 67,151	$ 5,756,706	$ (122,022)		$ 7,357,141
Balance, shares at Jun. 30, 2017	15,000,000
Net income (loss) for the year				4,603,708			4,603,708
Proceeds from initial public offering	$ 21,827	50,178,458					50,200,285
Proceeds from initial public offering, shares	10,913,631
Options granted for services		341,127					341,127
Statutory reserve			97,216	(97,216)
Foreign currency translation loss					(1,762,729)		(1,762,729)
Capital contribution made by noncontrolling shareholders
Balance at Jun. 30, 2018	$ 51,827	52,144,891	164,367	10,263,198	(1,884,751)		60,739,532
Balance, shares at Jun. 30, 2018	25,913,631
Net income (loss) for the year				1,421,781		(18,603)	1,403,178
Proceeds from initial public offering
Options granted for services		682,254					682,254
Statutory reserve			27,349	(27,349)
Foreign currency translation loss					(2,009,549)	(621)	(2,010,170)
Capital contribution made by noncontrolling shareholders						136,710	136,710
Balance at Jun. 30, 2019	$ 51,827	52,827,145	191,716	11,657,630	(3,894,300)	117,486	60,951,504
Balance, shares at Jun. 30, 2019	25,913,631
Net income (loss) for the year				(8,441,559)		(95,366)	(8,536,925)
Proceeds from initial public offering
Options granted for services		394,465					394,465
Foreign currency translation loss					(1,893,665)	(3,269)	(1,896,934)
Capital contribution made by noncontrolling shareholders						595,818	595,818
Balance at Jun. 30, 2020	$ 51,827	$ 53,221,610	$ 191,716	$ 3,216,071	$ (5,787,965)	$ 614,669	$ 51,507,928
Balance, shares at Jun. 30, 2020	25,913,631